UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period:  September 30, 2018

Item 1. Reports to Stockholders.

Annual Report

September 30, 2018

CrossingBridge Low Duration High Yield Fund
Institutional Class
(CBLDX)

CrossingBridge Long/Short Credit Fund
Institutional Class
(CCLIX)

Investment Adviser

CrossingBridge Advisors, LLC
427 Bedford Road
Suite 230
Pleasantville, New York 10570

Phone: 1-888-898-2780

Table of Contents

LETTERS TO SHAREHOLDERS	3
EXPENSE EXAMPLE	7
INVESTMENT HIGHLIGHTS	9
SCHEDULES OF INVESTMENTS	13
SCHEDULE OF SECURITIES SOLD SHORT	23
STATEMENTS OF ASSETS AND LIABILITIES	24
STATEMENTS OF OPERATIONS	25
STATEMENTS OF CHANGES IN NET ASSETS	27
FINANCIAL HIGHLIGHTS	31
NOTES TO FINANCIAL STATEMENTS	34
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	46
NOTICE OF PRIVACY POLICY & PRACTICES	47
ADDITIONAL INFORMATION	48

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Low Duration High Yield Fund
(Unaudited)

Dear Shareholder,

CrossingBridge Low Duration High Yield Fund (“CBLDX” or the “Fund”), commenced investment operations on February 1, 2018.  The 2018 fiscal year for CBLDX covers eight months for the period of February 1st through September 30th.  For the eight-month fiscal period ended September 30, 2018, the CrossingBridge Low Duration High Yield Fund gained 1.95% on its Institutional Class shares while the ICE BofAML 0-3 Year U.S. High Yield excluding Financials Index gained 3.63%, the ICE BofAML 1-3 Year U.S. Corporate Bond Index gained 0.98% and the ICE BofAML 0-3 Year U.S. Treasury Index gained 0.77%.

Investment results for the fiscal year were fairly consistent across the eight months, ranging from 0.16% in June to 0.43% in July. All monthly periods generated positive returns. The median monthly return for the period was 0.22% and a standard deviation of 0.10%.

The Fund realized positive contributions from interest income, realized capital gains and unrealized capital gains.  For the eight-month fiscal period ended September 30, 2018, the estimated total return was composed as follows: 69% interest income and 31% net capital gains of which 66% of the net capital gains were realized and 34% remain unrealized.

With heightened concern of rising interest rates and potential credit spread widening, the Fund continues to strive for an attractive yield while maintaining a very short average effective maturity.  As of September 30, 2018, CBLDX’s estimated effective maturity was under six months, of which just under 60% of the Fund’s investments had an effective maturity of 90 days or less.  Under more normal interest rate and spread expectations, CBLDX would target a 0.75 – 1.50 duration.

The Fund purchases below investment grade debt as part of its core strategy.  Deemed speculative in nature by credit ratings because of elevated balance sheet leverage, the asset class has a greater potential for defaults and credit losses than government and investment grade debt.  However, we believe our “bottom-up” research approach significantly mitigates this risk.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Diversification does not assure a profit nor protect against risk in a declining market.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.

* Definitions: The ICE BofAML 0-3 Year US Treasury Index tracks the performance of US dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years. The ICE BofAML 1-3 Year U.S. Corporate Bond Index is a subset of the ICE BofAML U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than three years. The ICE BofAML U.S. Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofAML 0-3 Year US High Yield Excluding Financials Index tracks the performance of short maturity US dollar denominated below investment grade rating (based on an average of Moody’s, S&P, and Fitch), at least 18 months to final maturity at the time of issuance, at least one month but less than three years remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and minimum amount outstanding of $250 million. Standard Deviation is a statistical measure that is used to quantify the amount of variation or dispersion of a set of data values.  Duration is the weighted average of the present value of the cash flows and is used as a measure of a bond price’s response to changes in yield.  Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices. Effective Maturity is the weighted average of the portfolio’s yield to worst date/work out date. Credit Spread is the difference in yield between a U.S. Treasury bond and another debt security with the same maturity but of lesser quality.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The fund may invest in exchange-traded funds (“ETFs”)  and exchange-traded notes (“ETNs”), which are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s and ETN’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the  Fund’s ability to sell its shares. The value of ETNs may be influenced by the level of supply and demand for the ETN, volatility and lack of liquidity. The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, and, depending upon the characteristics of a particular derivative, suddenly can become illiquid. Investments in asset-backed, mortgage-backed, and collateralized mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Must be preceded or accompanied by a prospectus.

Distributor: Quasar Distributors, LLC.

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Long/Short Credit Fund
(Unaudited)

Dear Shareholder,

CrossingBridge Long/Short Credit Fund’s (“CCLIX” or the “Fund”) commenced investment operations on March 1, 2015.  In 2018, CCLIX changed its fiscal year-end from February 28th to September 30th. The 2018 fiscal period for CCLIX covers the seven-month period from March 1st through September 30th.  For the seven-month fiscal period ended September 30, 2018, the Fund gained 0.56% while the ICE BofAML U.S. High Yield Master II Index gained 2.83%, and the Barclays US Aggregate Total Return Bond Index returned 0.50%.  For the twelve months ended September 30, 2018, the Fund returned 1.02% while the ICE BofAML US High Yield Master II Index gained 2.94%, and the Barclays U.S. Aggregate Total Return Index returned -1.22%.

Monthly investment results for the fiscal year fluctuated within a narrow band across the seven months, ranging from -0.35% in March to 0.41% in July. The median monthly return for the period was 0.11% with a standard deviation of 0.90%.  The bulk of the returns were generated by net interest carry as our long book underwent moderate declines from interest rate pressures and one significant credit error.  On September 30th, the net exposure of the Fund was 58.1%.  For the abbreviated seven-month fiscal period ended September 30, 2018, the net exposure ranged from 50.0% to 58.1%, averaging 54.2% for the period.  For the seven-month fiscal period, the estimated total return was composed as follows: 173% net interest income and -73% net capital losses (inclusive of both realized and unrealized gains and losses). The long book accounted for all the capital losses while the short book generated moderate positive capital gains.

With an economic recovery already the second longest on record, coupled with rising interest rates, trade tensions and weakness in certain sectors of the economy, the Fund is slowly increasing its short exposure while maintaining a long book with duration under 2 years (1.42 years as of September 30th).  Of note as it pertains to increasing the short exposure, the Fund’s 11.2% short exposure was the largest it has been since inception.

The Fund seeks to capitalize on opportunities across all phases of the credit cycle, providing investors with consistent returns that are uncorrelated to major indices.  The Fund employs a dynamic long/short investment approach that tactically shifts net exposure depending on the point in the credit cycle and opportunities in the market. The Fund has a broad capital structure focus, but primarily invests in US Corporate High Yield debt instruments.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Diversification does not assure a profit nor protect against risk in a declining market.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.

*   Definitions: The ICE BofAML U.S. High Yield Master II Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. The Barclays U.S. Aggregate Total Return Bond Index is a broad base index that is often used to represent investment grade bonds being traded in the United States. The Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury inflation-protected securities are excluded, due to tax treatment issues. The Index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in the U.S.  Standard Deviation is a statistical measure that is used to quantify the amount of variation or dispersion of a set of data values. Duration is the weighted average of the present value of the cash flows and is used as a measure of a bond price’s response to changes in yield. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices. Net Interest Carry is calculated by subtracting gross short interest income from gross long interest income and dividing by net assets. Net Exposure is calculated by subtracting gross short positions from the gross long positions and dividing by net assets. The gross long positions exclude cash and cash equivalents.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund may invest in exchange-traded funds (ETFs) and exchange-traded notes (ETNs), which are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s and ETN’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares. The value of ETNs may be influenced by the level of supply and demand for the ETN, volatility and lack of liquidity. The Fund may invest in smaller and medium sized companies, which involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, and, depending upon the characteristics of a particular derivative, suddenly can become illiquid. Investments in asset-backed, mortgage-backed, and collateralized mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Credit ratings are subject to change. The credit quality of investments in the portfolio does not apply to the stability or safety of the Fund or its shares. As the term implies, credit rating informs investors of a bond’s credit worthiness, or risk of default. An investment grade rating is not a guarantee that a bond will not default. Absolute return strategies are not intended to outperform stocks and bonds during strong market rallies.

Must be preceded or accompanied by a prospectus.

Distributor: Quasar Distributors, LLC.

CROSSINGBRIDGE FUNDS
Expense Example
(Unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/18 – 9/30/18).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by each Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent each Fund invests in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which each Fund invests in addition to the expenses of each Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in these line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CROSSINGBRIDGE FUNDS
Expense Example (Continued)
(Unaudited)

CrossingBridge Low Duration High Yield Fund

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/1/18	9/30/18	4/1/18 – 9/30/18*
Actual	$1,000.00	$1,015.60	$5.05
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.05	$5.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CrossingBridge Long/Short Credit Fund

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/1/18	9/30/18	4/1/18 – 9/30/18*
Actual	$1,000.00	$1,009.10	$10.68
Hypothetical (5% return
before expenses)	$1,000.00	$1,014.44	$10.71

*	Expenses are equal to the Fund’s annualized expense ratio of 2.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Investment Highlights
(Unaudited)

The Fund seeks high current income and capital appreciation consistent with the preservation of capital using a low duration mandate. The allocation of portfolio holdings as of September 30, 2018 is as follows:

Allocation of Portfolio Holdings
(% of Net Assets)

Total Returns as of September 30, 2018

Since Inception
(1/31/18)
Institutional Class Shares	1.95%
ICE BofAML 0-3 Year U.S. High Yield excluding Financials Index	3.63%
ICE BofAML 0-3 Year U.S. Treasury Index	0.77%
ICE BofAML 1-3 Year U.S. Corporate Bond Index	0.98%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance. ICE BofAML 0-3 Year U.S. High Yield Excluding Financials Index is a subset of ICE BofAML 0-3 Year U.S. High Yield Index excluding sector level 2 Financial issuers. ICE BofAML 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years.  Qualifying securities must have at least 18 months to maturity at point of issuance, at least one month and less than three years remaining term to final maturity, a fixed coupon schedule and minimum amount outstanding of $1 billion. ICE BofAML 1-3 Year U.S. Corporate Bond Index is a subset of ICE BofAML U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than 3 years. It is not possible to invest directly in an index.

Growth of $250,000 Investment

*  Inception Date

CROSSINGBRIDGE LONG/SHORT CREDIT FUND
Investment Highlights
(Unaudited)

The Fund seeks absolute total returns over a complete market cycle. The Adviser believes that the Fund’s investment objective of seeking absolute total returns over a complete market cycle, typically three to five years, can be achieved primarily through a portfolio of long and short investments in credit-related instruments. The allocation of portfolio holdings as of September 30, 2018 is as follows:

Allocation of Portfolio Holdings
(% of Net Assets)

Average Annual Returns as of September 30, 2018

	One	Three	Since Inception
	Year	Year	(2/27/15)
Institutional Class Shares	1.02%	2.59%	2.01%
Bloomberg Barclays U.S. Aggregate
Total Return Bond Index	(1.22)%	1.31%	1.09%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE LONG/SHORT CREDIT FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Bloomberg Barclays U.S. Aggregate Total Return Bond Index is a broad-based index that is often used to represent investment grade bonds being traded in the United States.  The Bloomberg Barclays U.S. Aggregate Total Return Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type.  Most U.S. traded investment grade bonds are represented.  Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues.  The Bloomberg Barclays U.S. Aggregate Total Return Bond Index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the United States.

Growth of $1,000,000 Investment

*  Inception Date

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments

September 30, 2018

	Principal
	Amount	Value
BANK LOANS – 2.50%

Administrative and Support and Waste Management
and Remediation Services – 0.35%
Monitronics International, Inc.
7.886% (3 Month LIBOR + 5.500%), 09/30/2022 (a)	$165,000	$161,370

Information – 0.21%
Internap Corp.
7.900%, (1 Month LIBOR + 5.750%), 04/06/2022 (a)	94,523	95,271

Mining, Quarrying and Oil and Gas Extraction – 0.25%
Crestwood Holdings LLC
9.640% (1 Month LIBOR + 7.500%), 03/05/2023 (a)	115,852	116,547

Professional, Scientific, and Technical Services – 1.25%
Eastman Kodak Co.
8.592%(3 Month LIBOR + 6.250%), 09/13/2019 (a)	594,000	573,213

Retail Trade – 0.44%
NCI Building Systems, Inc.
4.242% (1 Month LIBOR + 2.000%), 02/08/2025 (a)	199,343	199,718
TOTAL BANK LOANS (Cost $1,150,369)		1,146,119

COMMERCIAL PAPER – 9.54%

Accommodation and Food Services – 2.18%
Marriott International, Inc.
2.541%, 10/18/2018 (b)	1,000,000	998,645

Information – 2.67%
AT&T, Inc.
2.332%, 10/05/2018 (b)	1,222,000	1,221,438

Manufacturing – 3.53%
Kraft Heinz Foods Co.
2.531%, 10/23/2018 (b)	675,000	673,855
Nutrien Ltd.
2.468%, 10/24/2018 (b)	946,000	944,133
		1,617,988
Retail Trade – 1.16%
Walgreens Boots Alliance, Inc.
2.468%, 10/22/2018 (b)	536,000	535,128
TOTAL COMMERCIAL PAPER (Cost $4,374,310)		4,373,199

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2018

	Principal
	Amount	Value
CONVERTIBLE BONDS – 8.22%

Construction – 1.12%
Layne Christensen Co.
4.250%, 11/15/2018	$510,000	$513,570

Information – 0.66%
Twitter, Inc.
0.250%, 09/15/2019	311,000	301,901

Manufacturing – 0.91%
Finisar Corp.
0.500%, 12/15/2033	419,000	417,179

Mining, Quarrying and Oil and Gas Extraction – 1.25%
B2Gold Corp.
3.250%, 10/01/2018 (c)	177,000	177,796
Ship Finance International Ltd.
5.750%, 10/15/2021 (c)	398,000	396,432
		574,228
Professional, Scientific, and Technical Services – 1.31%
Yandex NV
1.125%, 12/15/2018	605,000	601,506

Transportation and Warehousing – 1.20%
Golden Ocean Group Ltd.
3.070%, 01/30/2019 (c)	200,000	199,000
Macquarie Infrastructure Corp.
2.875%, 07/15/2019	350,000	347,735
		546,735
Utilities – 1.77%
Clearway Energy, Inc.
3.500%, 02/01/2019 (d)	809,000	811,022
TOTAL CONVERTIBLE BONDS (Cost $3,765,684)		3,766,141

CORPORATE BONDS – 73.94%

Accommodation and Food Services – 2.31%
MGM Resorts International
8.625%, 02/01/2019	1,040,000	1,060,800

Administrative and Support and Waste Management
and Remediation Services – 1.64%
Clean Harbors, Inc.
5.125%, 06/01/2021	747,000	750,735

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2018

	Principal
	Amount	Value
CORPORATE BONDS – 73.94% (CONTINUED)

Arts, Entertainment and Recreation – 0.59%
Rivers Pittsburgh Borrower LP
6.125%, 08/15/2021 (d)	$269,000	$269,000

Construction – 1.54%
Lennar Corp.
4.125%, 12/01/2018	706,000	705,118

Finance and Insurance – 4.45%
Ally Financial, Inc.
3.250%, 11/05/2018	644,000	644,000
Icahn Enterprises LP
6.000%, 08/01/2020	1,369,000	1,395,586
		2,039,586
Information – 22.82%
BMC Software Finance, Inc.
8.125%, 07/15/2021 (d)	1,476,000	1,508,841
CCO Holdings LLC
5.250%, 03/15/2021	786,000	791,404
HC2 Holdings, Inc.
11.000%, 12/01/2019 (d)	971,000	980,710
Infor US, Inc.
5.750%, 08/15/2020 (d)	875,000	888,125
Inmarsat Finance Plc
4.875%, 05/15/2022 (c)(d)	534,000	534,000
Lee Enterprises, Inc.
9.500%, 03/15/2022 (d)	868,000	904,890
Level 3 Financing, Inc.
6.125%, 01/15/2021	924,000	932,085
Mediacom Broadband Corp.
5.500%, 04/15/2021	1,026,000	1,038,825
Qwest Capital Funding, Inc.
6.500%, 11/15/2018	938,000	942,760
Sprint Communications, Inc.
9.000%, 11/15/2018 (d)	1,668,000	1,680,427
TEGNA, Inc.
5.125%, 10/15/2019	255,000	255,478
		10,457,545
Manufacturing – 16.34%
Briggs & Stratton Corp.
6.875%, 12/15/2020	268,000	284,750

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2018

	Principal
	Amount		Value
CORPORATE BONDS – 73.94% (CONTINUED)

Manufacturing – 16.34% (Continued)
Edgewell Personal Care Co.
4.700%, 05/19/2021	$244,000		$244,610
EMC Corp.
5.875%, 06/15/2021 (d)	937,000		967,431
European Lingerie Group AB
7.750% (3 Month EURIBOR + 7.750%), 02/22/2021 (a)(c)	200,000(f	)	236,045
Greif, Inc.
7.750%, 08/01/2019	1,000,000		1,038,000
Hexion, Inc.
6.625%, 04/15/2020	100,000		94,250
INVISTA Finance LLC
4.250%, 10/15/2019 (d)	491,000		492,841
NCR Corp.
4.625%, 02/15/2021	248,000		246,140
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	381,828		383,260
Spectrum Brands Holdings, Inc.
7.750%, 01/15/2022	425,000		438,600
Spectrum Brands, Inc.
6.625%, 11/15/2022	217,000		222,968
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/2020	253,000		245,599
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/2019 (c)	664,000		653,330
The William Carter Co.
5.250%, 08/15/2021	789,000		798,369
Welbilt, Inc.
9.500%, 02/15/2024	595,000		653,012
Xerium Technologies, Inc.
9.500%, 08/15/2021	466,000		490,582
			7,489,787
Mining, Quarrying and Oil and Gas Extraction – 2.19%
Largo Resources Ltd.
9.250%, 06/01/2021 (c)(d)	121,000		127,050
Lundin Mining Corp.
7.875%, 11/01/2022 (c)(d)	821,000		858,253
McDermott Escrow Technology Americas, Inc.
10.625%, 05/01/2024 (d)	16,000		17,160
			1,002,463

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2018

	Principal
	Amount		Value
CORPORATE BONDS – 73.94% (CONTINUED)

Professional, Scientific, and Technical Services – 1.66%
Nielsen Finance LLC
4.500%, 10/01/2020	$758,000		$759,895

Real Estate Rental & Leasing – 4.21%
BlueLine Rental Finance Corp.
9.250%, 03/15/2024 (d)	637,000		671,239
Bulk Industrier A/S
7.590% (3 Month NIBOR + 6.500%), 05/26/2021 (a)(c)	1,000,000(g	)	122,624
Intrepid Aviation Group Holdings LLC
8.500%, 08/15/2021 (d)	164,000		165,230
Realogy Group LLC
4.500%, 04/15/2019 (d)	517,000		519,585
5.250%, 12/01/2021 (d)	448,000		450,800
			1,929,478
Retail Trade – 5.16%
GameStop Corp.
5.500%, 10/01/2019 (d)	819,000		820,024
Michaels Stores, Inc.
5.875%, 12/15/2020 (d)	818,000		822,908
SUPERVALU, Inc.
6.750%, 06/01/2021	704,000		719,840
			2,362,772
Transportation and Warehousing – 2.49%
Borealis Finance LLC
7.500%, 11/16/2022 (c)(d)	125,000		123,906
Containerships Oyj
6.250% (3 Month EURIBOR + 6.250%), 11/22/2021 (a)(c)(d)	336,920(f	)	401,625
Dynagas Finance, Inc.
6.250%, 10/30/2019 (c)	355,000		358,550
Iron Mountain, Inc.
4.375%, 06/01/2021 (d)	256,000		257,280
			1,141,361
Utilities – 4.58%
NRG Energy, Inc.
6.250%, 07/15/2022	1,185,000		1,225,527
Vistra Energy Corp.
7.375%, 11/01/2022	840,000		873,600
			2,099,127

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2018

	Principal
	Amount	Value
CORPORATE BONDS – 73.94% (CONTINUED)

Wholesale Trade – 3.96%
Anixter, Inc.
5.625%, 05/01/2019	$780,000	$791,700
Gibraltar Industries, Inc.
6.250%, 02/01/2021	1,018,000	1,025,635
		1,817,335
TOTAL CORPORATE BONDS (Cost $33,824,286)		33,885,002

	Shares
MONEY MARKET FUNDS – 9.22%
First American Government Obligations Fund – Class X, 1.907% (e)	1,563,730	1,563,730
First American Treasury Obligations Fund – Class X, 1.922% (e)	2,658,988	2,658,988
TOTAL MONEY MARKET FUNDS (Cost $4,222,718)		4,222,718
Total Investments (Cost $47,337,367) – 103.42%		47,393,179
Liabilities in Excess of Other Assets – (3.42)%		(1,565,799)
Total Net Assets – 100.00%		$45,827,380

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at September 30, 2018.
(b)	Zero coupon bond. The effective yield is listed.
(c)	Foreign issued security.
(d)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(e)	Seven day yield as of September 30, 2018.
(f)	Denoted in Euros.
(g)	Denoted in Norwegian Krones.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured loans on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.
NIBOR – Norwegian Interbank Offer Rate is a term for Norwegian money market rates at different maturities; intended to reflect the interest rate level a bank requires for unsecured money market lending in to another bank.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LONG/SHORT CREDIT FUND

Schedule of Investments

September 30, 2018

	Principal
	Amount	Value
BANK LOANS – 1.50%

Food and Beverage Stores – 0.83%
BI-LO LLC
10.338% (3 Month US LIBOR + 7.500%), 05/31/2024 (a)	$765,000	$768,825

Merchant Wholesalers, Durable Goods – 0.67%
Fram Group Holdings, Inc.
8.992% (1 Month US LIBOR + 6.750%), 12/23/2021 (a)	611,119	617,231
TOTAL BANK LOANS (Cost $1,337,672)		1,386,056

COMMERCIAL PAPER – 13.40%

Food Manufacturing – 5.83%
Campbell Soup Co.
2.544%, 10/15/2018 (b)	5,000,000	4,994,296
2.519%, 11/06/2018 (b)	400,000	398,941
		5,393,237
Transportation Equipment Manufacturing – 7.57%
General Motors Financial Co., Inc.
2.570%, 10/01/2018 (b)	7,000,000	6,998,448
TOTAL COMMERCIAL PAPER (Cost $12,394,217)		12,391,685

CORPORATE BONDS – 66.49%

Accommodation – 5.52%
MGM Resorts International
8.625%, 02/01/2019	5,000,000	5,100,000

Broadcasting (except Internet) – 5.87%
Salem Media Group, Inc.
6.750%, 06/01/2024 (c)	193,000	172,735
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (c)	2,250,000	2,224,418
6.000%, 07/15/2024 (c)	1,000,000	1,038,750
5.375%, 07/15/2026 (c)	2,000,000	1,990,000
		5,425,903
Chemical Manufacturing – 6.39%
Hexion, Inc.
10.000%, 04/15/2020	710,000	698,463
10.375%, 02/01/2022 (c)	2,000,000	1,955,000

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LONG/SHORT CREDIT FUND

Schedule of Investments (Continued)

September 30, 2018

	Principal
	Amount	Value
CORPORATE BONDS – 66.49% (CONTINUED)

Chemical Manufacturing – 6.39% (Continued)
INVISTA Finance LLC
4.250%, 10/15/2019 (c)	$2,000,000	$2,007,500
Kraton Polymers LLC
7.000%, 04/15/2025 (c)	260,000	268,450
NOVA Chemicals Corp.
5.250%, 06/01/2027 (c)(d)	1,046,000	976,702
		5,906,115
Fabricated Metal Product Manufacturing – 3.14%
Mueller Industries, Inc.
6.000%, 03/01/2027	3,000,000	2,902,500

Hospitals – 3.37%
Tenet Healthcare Corp.
8.125%, 04/01/2022	2,000,000	2,115,100
6.750%, 06/15/2023	1,000,000	1,000,000
		3,115,100
Miscellaneous Manufacturing – 8.51%
DJO Finance Corp.
10.750%, 04/15/2020	1,890,000	1,885,275
8.125%, 06/15/2021 (c)	2,000,000	2,052,500
Teva Pharmaceutical Finance LLC
1.700%, 07/19/2019 (d)	4,000,000	3,935,721
		7,873,496
Motion Picture and Sound Recording Industries – 0.15%
Netflix, Inc.
4.875%, 04/15/2028 (c)	150,000	141,188

Paper Manufacturing – 4.11%
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	3,785,335	3,799,530

Plastics and Rubber Products Manufacturing – 1.03%
FXI Holdings, Inc.
7.875%, 11/01/2024 (c)	1,000,000	956,250

Professional, Scientific, and Technical Services – 4.51%
Nielsen Finance LLC
4.500%, 10/01/2020	3,180,000	3,187,950

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LONG/SHORT CREDIT FUND

Schedule of Investments (Continued)

September 30, 2018

	Principal
	Amount	Value
CORPORATE BONDS – 66.49% (CONTINUED)

Professional, Scientific, and
Technical Services – 4.51% (Continued)
The Nielsen Co. Luxembourg SARL
5.000%, 02/01/2025 (c)(d)	$1,000,000	$985,000
		4,172,950
Publishing Industries (except Internet) – 3.42%
Lee Enterprises, Inc.
9.500%, 03/15/2022 (c)	3,037,000	3,166,072

Telecommunications – 14.91%
Cequel Communications Holdings I LLC
5.125%, 12/15/2021 (c)	2,000,000	2,017,500
HC2 Holdings, Inc.
11.000%, 12/01/2019 (c)	3,343,000	3,376,430
Sprint Communications, Inc.
9.000%, 11/15/2018 (c)	5,985,000	6,029,588
Sprint Corp.
7.250%, 09/15/2021	2,230,000	2,363,800
		13,787,318
Transportation Equipment Manufacturing – 2.69%
American Axle & Manufacturing, Inc.
6.500%, 04/01/2027	2,500,000	2,484,325

Utilities – 2.87%
Vistra Energy Corp.
7.375%, 11/01/2022	2,548,000	2,649,920
TOTAL CORPORATE BONDS (Cost $61,591,271)		61,480,667

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LONG/SHORT CREDIT FUND

Schedule of Investments (Continued)

September 30, 2018

	Shares	Value
MONEY MARKET FUNDS – 18.51%
Fidelity Institutional Money Market Funds –
Government Portfolio – Institutional Class, 1.900% (e)(f)	7,209,646	$7,209,646
First American Government Obligations Fund – Class X, 1.907% (f)	4,953,345	4,953,345
First American Treasury Obligations Fund – Class X, 1.922% (f)	4,953,345	4,953,345
TOTAL MONEY MARKET FUNDS (Cost $17,116,336)		17,116,336
Total Investments (Cost $92,439,496) – 99.90%		92,374,744
Other Assets in Excess of Liabilities – 0.10%		94,481
TOTAL NET ASSETS – 100.00%		$92,469,225

Percentages are stated as a percent of net assets.

(a)	Variable rate security. The rate shown represents the rate at September 30, 2018.
(b)	Zero coupon bond. The effective yield is listed.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(d)	Foreign issued security.
(e)	All or a portion of this security is pledged as collateral for securities sold short.
(f)	Seven day yield as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LONG/SHORT CREDIT FUND

Schedule of Securities Sold Short

September 30, 2018

	Shares	Value
SECURITIES SOLD SHORT – (11.18)%

EXCHANGE-TRADED FUNDS – (2.70)%

Other Investment Pools and Funds – (2.70)%
iShares Core S&P Small-Cap ETF	(12,000)	$(1,046,880)
SPDR S&P 500 ETF Trust	(5,000)	(1,453,600)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,503,585)		(2,500,480)

	Principal
	Amount
CORPORATE BONDS – (8.48)%

Cable and Other Subscription Programming – (2.12)%
CSC Holdings LLC
5.250%, 06/01/2024	$(2,000,000)	(1,960,000)

Clothing Stores – (1.09)%
L Brands, Inc.
5.625%, 10/15/2023	(1,000,000)	(1,002,500)

General Medical and Surgical Hospitals – (1.09)%
Quorum Health Corp.
11.625%, 04/15/2023	(1,000,000)	(1,005,000)

Grain and Oilseed Milling – (2.96)%
Post Holdings, Inc.
5.500%, 03/01/2025 (a)	(993,000)	(989,276)
5.750%, 03/01/2027 (a)	(1,780,000)	(1,751,075)
		(2,740,351)
Semiconductor and Other Electronic
Component Manufacturing – (1.22)%
Advanced Micro Devices, Inc.
7.500%, 08/15/2022	(1,000,000)	(1,128,790)
TOTAL CORPORATE BONDS (Proceeds $8,115,048)		(7,836,641)
TOTAL SECURITIES SOLD SHORT (Proceeds $10,618,633)		$(10,337,121)

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Assets and Liabilities

September 30, 2018

	CrossingBridge	CrossingBridge
	Low Duration	Long/Short
	High Yield Fund	Credit Fund
ASSETS
Investments, at value (cost $47,337,367 and $92,439,496)	$47,393,179	$92,374,744
Cash	—	144,329
Receivables:
Fund shares sold	47,250	243,339
Dividends and interest	616,765	1,304,825
Investment securities sold	650	256,700
Deposits for securities sold short (Note 2)	—	9,876,466
Other assets	18,878	16,320
TOTAL ASSETS	48,076,722	104,216,723
LIABILITIES
Short securities, at value
(premiums received $— and $10,618,633)	—	10,337,121
Payables:
Investments purchased	2,096,861	988,334
To adviser	6,415	68,144
To affiliates	50,642	55,268
To custodian	676	—
Dividends and interest on short positions	—	147,266
Fund shares redeemed	50,115	81,818
Shareholder service fees	11,811	34,551
Accrued expenses and other liabilities	32,822	34,996
TOTAL LIABILITIES	2,249,342	11,747,498
NET ASSETS	$45,827,380	$92,469,225
Net assets consist of:
Paid-in capital	$45,738,023	$95,202,795
Total distributable earnings/(losses)	89,357	(2,733,570)
NET ASSETS	$45,827,380	$92,469,225
INSTITUTIONAL CLASS
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	4,554,724	9,549,858
Net asset value, offering, and redemption price per share	$10.06	$9.68

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Statements of Operations

For Fiscal Period Ended
September 30, 2018(1)
INVESTMENT INCOME
Interest income (net of $1,070 foreign withholding tax)	$504,075
TOTAL INVESTMENT INCOME	504,075
EXPENSES
Investment advisory fees	92,712
Administration and accounting fees	60,095
Transfer agent fees and expenses	26,581
Audit and tax fees	19,499
Federal and state registration fees	14,441
Shareholder servicing fees – Institutional Class	14,263
Legal fees	10,999
Chief Compliance Officer fees	7,505
Custody fees	7,424
Pricing fees	6,247
Reports to shareholders	4,493
Trustees’ fees	1,348
Bank charges	157
Other expenses	4,839
TOTAL EXPENSES	270,603
Less waivers and reimbursement by Adviser (Note 4)	(127,970)
NET EXPENSES	142,633
NET INVESTMENT INCOME	361,442
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	19,071
19,071
Net change in unrealized appreciation (depreciation) on:
Investments	55,812
Foreign currency translation	(16)
55,796
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	74,867
NET INCREASE IN NET ASSETS FROM OPERATIONS	$436,309

(1)	The Fund commenced operations on February 1, 2018.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LONG/SHORT CREDIT FUND

Statements of Operations

	For Fiscal Period Ended	For Year Ended
	September 30, 2018(1)	February 28, 2018
INVESTMENT INCOME
TOTAL INVESTMENT INCOME	$2,395,016	$4,898,505
EXPENSES
Investment advisory fees	727,467	1,449,129
Administration and accounting fees	56,019	108,621
Transfer agent fees and expenses	30,330	63,368
Audit and tax fees	19,506	19,501
Federal and state registration fees	21,799	37,369
Shareholder servicing fees – Institutional Class	56,372	105,978
Legal fees	27,518	21,869
Chief Compliance Officer fees	6,513	13,798
Custody fees	6,608	22,644
Pricing fees	6,461	12,240
Reports to shareholders	10,624	10,197
Trustees’ fees	824	7,997
Broker expense	265,509	347,246
Interest and dividend expense	148,144	107,238
Shareholder servicing fees – Class A	—	990
Distribution fees – Class A	685	3,094
Other expenses	4,763	7,922
TOTAL EXPENSES	1,389,142	2,339,201
Less waivers and
reimbursement by Adviser (Note 4)	(190,706)	(325,317)
NET EXPENSES	1,198,436	2,013,884
NET INVESTMENT INCOME	1,196,580	2,884,621
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,561,485)	(1,366,460)
Securities sold short	(27,790)	8,125
	(1,589,275)	(1,358,335)
Net change in unrealized
appreciation (depreciation) on:
Investments	991,316	(1,362,424)
Securities sold short	(10,696)	293,775
	980,620	(1,068,649)
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	(608,655)	(2,426,984)
NET INCREASE IN NET
ASSETS FROM OPERATIONS	$587,925	$457,637

(1)	The CrossingBridge Long/Short Credit Fund changed its fiscal year end from February 28th to September 30th. The current period represents activity from March 1, 2018 through September 30, 2018.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Statement of Changes in Net Assets

For Fiscal
Period ended
September 30,
2018(1)
FROM OPERATIONS
Net investment income	$361,442
Net realized gain on investments	19,071
Net change in unrealized appreciation (depreciation) on:
Investments	55,812
Foreign currency translation	(16)
Net increase in net assets from operations	436,309

FROM DISTRIBUTIONS
Net dividends and distributions – Institutional Class	(346,952)
Net decrease in net assets resulting from distributions paid	(346,952)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares – Institutional Class	52,856,029
Net asset value of shares issued to shareholders
in payment of distributions declared – Institutional Class	186,182
Payments for shares redeemed – Institutional Class	(7,304,188)
Net increase in net assets from capital share transactions	45,738,023
TOTAL INCREASE IN NET ASSETS	45,827,380

NET ASSETS:
Beginning of Period	—
End of Period	$45,827,380

(1)	The Fund commenced operations on February 1, 2018.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LONG/SHORT CREDIT FUND

Statements of Changes in Net Assets

FROM OPERATIONS
Net investment income
Net realized gain (loss) on:
Investments
Securities sold short
Net change in unrealized appreciation (depreciation) on:
Investments
Securities sold short
Net increase in net assets from operations

FROM DISTRIBUTIONS
Net dividends and distributions – Institutional Class
Net dividends and distributions – Class A
Net decrease in net assets resulting from distributions paid

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares – Institutional Class
Proceeds from shares sold – Class A
Net asset value of shares issued to shareholders in payment of distributions declared –
  Institutional Class
Net asset value of shares issued to shareholders in payment of distributions declared –
  Class A
Payments for shares redeemed – Institutional Class
Payments for shares redeemed – Class A
Net asset value of shares converted into Institutional from Class A (Note 1)
Net asset value of shares converted from Class A to Institutional Class (Note 1)
Net increase (decrease) in net assets from capital share transactions
TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of Period
End of Period

(1)	The CrossingBridge Long/Short Credit Fund changed its fiscal year end from February 28th to September 30th. The current period represents activity from March 1, 2018 through September 30, 2018.
(2)	Prior year amounts.
(3)
Total dividends and distributions include net investment income distributions of $2,959,357 and $40,253 for the Institutional Class and Class A respectively.  End of year net assets include accumulated undistributed net investment income of $320,828.

(4)
Total dividends and distributions include net investment income distributions of $1,005,118 and $32,703 and realized gain distributions of $91,550 and $1,862 for the Institutional Class and Class A respectively.  End of year net assets include accumulated undistributed net investment income of $435,817.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LONG/SHORT CREDIT FUND

Statements of Changes in Net Assets (Continued)

For the Fiscal Period Ended	Year Ended	Year Ended
September 30, 2018(1)	February 28, 2018(2)(3)	February 28, 2017(2)(4)

$1,196,580	$2,884,621	$1,407,825

(1,561,485)	(1,366,460)	163,198
(27,790)	8,125	(47,744)

991,316	(1,362,424)	565,596
(10,696)	293,775	2,999
587,925	457,637	2,091,874

(1,426,836)	(2,959,357)	(1,096,668)
(3,604)	(40,253)	(34,565)
(1,430,440)	(2,999,610)	(1,131,233)

16,148,263	74,313,314	74,447,606
20,618	184,730	199,733

248,302	752,068	489,500

3,383	37,709	33,559
(31,428,581)	(42,524,896)	(5,669,974)
(37,034)	(282,548)	(79,428)
1,120,598	—	—
(1,120,598)	—	—
(15,045,049)	32,480,377	69,420,996
(15,887,564)	29,938,404	70,381,637

108,356,789	78,418,385	8,036,748
$92,469,225	$108,356,789	$78,418,385

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Institutional Class
Fiscal
Period Ended
September 30,
2018(1)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)	0.17
Net realized and unrealized gain on investments(3)	0.02
Total from investment operations	0.19

Less distributions paid:
From net investment income	(0.13)
Total distributions paid	(0.13)

Net Asset Value, End of Period	$10.06

Total return(4)(5)	1.95%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$45,827

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(6)	1.90%
After waivers and reimbursements of expenses(6)	1.00%
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(6)	1.64%
After waivers and reimbursements of expenses(6)	2.54%
Portfolio turnover rate(5)	76.70%

(1)	The Fund became effective on January 8, 2018, and commenced investment operations on February 1, 2018.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(4)	Total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LONG/SHORT CREDIT FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

Institutional Class
	Period Ended		Years Ended
	September 30,		February 28,		February 28,	February 29,
	2018(1)		2018		2017	2016(2)
Net Asset Value,
Beginning of Period	$9.77		$9.99		$9.54	$10.00

Income from investment operations:
Net investment income(3)	0.12		0.26		0.39	0.34
Net realized and unrealized
gain (loss) on investments(4)	(0.07)		(0.20)		0.41	(0.55)
Total from investment operations	0.05		0.06		0.80	(0.21)

Less distributions paid:
From net investment income	(0.14)		(0.28)		(0.33)	(0.22)
From net realized
gain on investments	—		—		(0.02)	(0.03)
Total distributions paid	(0.14)		(0.28)		(0.35)	(0.25)

Net Asset Value, End of Period	$9.68		$9.77		$9.99	$9.54

Total return(5)(6)	0.56%		0.64%		8.42%	(2.13)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$92,469		$107,218		$77,183	$7,005

Ratio of expenses to
average net assets:
Before waivers and reimbursements
of expenses(7)(8)(9)	2.47%		2.18%		2.34%	5.94%
After waivers and reimbursements
of expenses(7)(8)(9)	2.13	%(12)	1.88	%(11)	1.52%	2.00	%(10)
Ratio of net investment income (loss)
to average net assets:
Before waivers and reimbursements
of expenses(7)(8)(13)	1.78%		2.39%		3.06%	(0.47)%
After waivers and reimbursements
of expenses(7)(8)(13)	2.12%		2.69%		3.88%	3.47%
Portfolio turnover rate(6)(14)	48.00%		116.13%		87.15%	93.12%

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LONG/SHORT CREDIT FUND

(1)	The CrossingBridge Long/Short Credit Fund changed its fiscal year end from February 28th to September 30th. The current period represents activity from March 1, 2018 through September 30, 2018.
(2)	The Fund’s inception date was February 27, 2015 and commenced investment operations on March 1, 2015.
(3)	Per share net investment income was calculated using average shares outstanding.
(4)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(5)	Total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(6)	Not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
(8)
The before waivers and reimbursements of expenses excluding dividends, amortization and interest expense on short positions are 1.73%, 1.75%, 2.27%, and 5.84% for the fiscal period ended September 30, 2018, and the years ended February 28, 2018, February 28, 2017, and February 29, 2016, respectively.

(9)
The after waivers and reimbursements of expenses excluding dividends, amortization and interest expense on short positions are 1.39%, 1.45%, 1.45%, and 1.90% for the fiscal period ended September 30, 2018, and the years ended February 28, 2018, February 28, 2017, and February 29, 2016, respectively.

(10)	Effective January 28, 2016, the expense cap was decreased from 1.95% to 1.45%, including shareholder servicing fees of 0.10%.
(11)	Effective June 28, 2017, the expense cap for Institutional shares was revised from 1.45% to 1.35%, excluding shareholder servicing fees of 0.10%.
(12)	Effective May 7, 2018, the expense cap was decreased from 1.35% to 1.25%, excluding shareholder servicing fees of 0.10%.
(13)	The net investment income/(loss) ratios include dividends, amortization and interest expense on short positions.
(14)	Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements
September 30, 2018

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The CrossingBridge Long/Short Credit Fund, formerly the Collins Long/Short Credit Fund, represents a distinct non-diversified series with its own investment objective and policies within the Trust.  The CrossingBridge Low Duration High Yield Fund represents a distinct diversified series with its own investment objective and policies within the Trust.  The investment objective of the CrossingBridge Long/Short Credit Fund is absolute total returns over a complete market cycle.  The investment objective of the CrossingBridge Low Duration High Yield Fund is high current income and capital appreciation consistent with the preservation of capital.  The CrossingBridge Long/Short Credit Fund’s inception date was February 27, 2015 and it commenced investment operations on March 1, 2015.  Outstanding Class A shares were converted to Institutional Class shares effective at the close of business on May 31, 2018.  During the July 18, 2018 meeting of the Board of Trustees (the “Board”), the Board approved a change in fiscal year end for the CrossingBridge Long/Short Credit Fund from February 28th to September 30th.  The CrossingBridge Low Duration High Yield Fund’s inception date was January 31, 2018 and it commenced investment operations on February 1, 2018.  Costs incurred by CrossingBridge Low Duration High Yield Fund in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC, (“the Adviser”) the Funds’ investment adviser.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of each Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.  The CrossingBridge Low Duration High Yield Fund and the CrossingBridge Long/Short Credit Fund (each a “Fund”, together “Funds”) are both investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by each Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service (“Pricing Service”).  Forward currency contracts are valued at the mean between the bid and asked prices by an approved Pricing Service.  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.  Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.  Bank loans are valued at

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2018

prices supplied by a Pricing Service, if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, each Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service.  Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2018

on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value each Fund’s investments carried at fair value as of September 30, 2018:

CrossingBridge Low Duration High Yield Fund

	Level 1	Level 2	Level 3	Total
Assets:
Bank Loans(1)	$—	$1,146,119	$—	$1,146,119
Commercial Paper(1)	—	4,373,199	—	4,373,199
Convertible Bonds(1)	—	3,766,141	—	3,766,141
Corporate Bonds(1)	—	33,885,002	—	33,885,002
Short-Term Investments	4,222,718	—	—	4,222,718
Total Investments	$4,222,718	$43,170,461	$—	$47,393,179

CrossingBridge Long/Short Credit Fund
	Level 1	Level 2	Level 3	Total
Assets:
Bank Loans(1)	$—	$1,386,056	$—	$1,386,056
Commercial Paper(1)	—	12,391,685	—	12,391,685
Corporate Bonds(1)	—	61,480,667	—	61,480,667
Short-Term Investments	17,116,336	—	—	17,116,336
Total Investments	$17,116,336	$75,258,408	$—	$92,374,744

Liabilities:
Securities Sold Short
Exchange-Traded Funds(1)	$(2,500,480)	$—	$—	$(2,500,480)
Corporate Bonds(1)	—	(7,836,641)	—	(7,836,641)
Total Securities Sold Short	$(2,500,480)	$(7,836,641)	$—	$(10,337,121)

(1)	See the Schedules of Investments and Securities Sold Short for industry classifications.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2018

The Funds did not hold any Level 3 securities during the fiscal period ended September 30, 2018.

The Funds did not invest in derivative securities or engage in hedging activities during the fiscal period ended September 30, 2018.

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c) Short Positions

The Funds may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities.  Each Fund is liable for any dividends or interest payable on securities while those securities are in a short position.  Such dividend amounts are recorded on the ex-dividend date as a dividend expense.  As collateral for its short positions, each Fund is required under the 1940 Act

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2018

to maintain segregated assets consisting of cash, cash equivalents or liquid securities.  The segregated assets are valued consistent with Note 2a above.  The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short.  At September 30, 2018, the CrossingBridge Long/Short Credit Fund had deposits at brokers of $9,876,466 which served as collateral for securities sold short.  A money market fund held in a segregated account was also pledged as collateral for securities sold short.  The CrossingBridge Long/Short Credit Fund’s deposits at brokers for securities sold short are with Interactive Brokers.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

During the July 18, 2018 meeting of the Board of Trustees, the Board approved a change in fiscal year end for the CrossingBridge Long/Short Credit Fund from February 28th to September 30th.

As of and during the fiscal period ended September 30, 2018, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal period ended September 30, 2018, the Funds did not incur any interest or penalties.

(e) Distributions to Shareholders

In general, the Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  The Funds may make additional distributions if deemed to be desirable during the year.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Treatment of income and capital gain distributions for federal income tax purposes may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Funds.  To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2018

(g) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

(h) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Funds’ expenses are allocated by class based on relative net assets.  Shareholder servicing fees are expensed up to 0.10% of average daily net assets of the Institutional Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(i) Other

Investment transactions are recorded on the trade date.  The Funds determine the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income and expense are recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis.  Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.  Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method.

(j) Loan Participation

When purchasing participation interests in a loan, the Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation agreement, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2018

(3)	Federal Tax Matters

The tax character of distributions paid during the year ended February 28, 2018, and for fiscal period ended September 30, 2018, were as follows:

	CrossingBridge	CrossingBridge	CrossingBridge
	Low Duration	Long/Short	Long/Short
	High Yield Fund(1)	Credit Fund	Credit Fund
	September 30, 2018	September 30, 2018	February 28, 2018
Ordinary Income	$346,952	$1,430,440	$2,999,610

(1)	The Fund commenced operations on February 1, 2018.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2018.

As of September 30, 2018, the components of accumulated earnings on a tax basis were as follows:

	CrossingBridge	CrossingBridge
	Low Duration	Long/Short
	High Yield Fund	Credit Fund
Cost basis of investments
for federal income tax purposes	$47,337,367	$81,872,113
Gross tax unrealized appreciation	96,411	619,889
Gross tax unrealized depreciation	(40,615)	(454,379)
Total net tax unrealized
appreciation on investments	$55,796	$165,510
Undistributed ordinary income	81,536	86,968
Undistributed long-term capital gain	—	—
Total distributable earnings	$81,536	$86,968
Other accumulated losses	(47,975)	(2,986,048)
Total accumulated earnings/(losses)	$(89,357)	$(2,733,570)

At September 30, 2018, the CrossingBridge Long/Short Credit Fund had current year short-term and long-term capital losses of $1,265,395 and $1,720,653, remaining which will be carried forward indefinitely to offset future realized gains. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the fiscal period ended September 30, 2018.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended September 30, 2018, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2018

	Total Distributable	Paid-In
	Earnings/(Loss)	Capital
CrossingBridge Low Duration High Yield Fund	—	—
CrossingBridge Long/Short Credit Fund	—	—

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to each Fund.  Under the terms of the Agreement, the Trust, on behalf of the CrossingBridge Long/Short Credit Fund and CrossingBridge Low Duration High Yield Fund, compensates the Adviser for its investment advisory services at the annual rate of 1.25% and 0.65%, respectively, of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through the expiration dates listed below to the extent necessary to ensure that each Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, distribution fees, shareholder servicing plan fees, taxes, leverage (i.e., any expense incurred in connection with borrowings made by each Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items), (the “Expense Limitation Cap”) do not exceed each Fund’s average daily net assets of the Institutional Class as follows:

	Expense
	Limitation Cap	Expiration Date
CrossingBridge Low Duration High Yield Fund	0.90%	January 8, 2021
CrossingBridge Long/Short Credit Fund	1.25%(1)	May 7, 2020

(1)	The Expense Cap was previously 1.35% from February 1, 2018 through May 7, 2018.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursements will not cause each Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment.  The following table shows the remaining waiver or reimbursed expenses for each Fund subject to potential recovery expiring:

	CrossingBridge	CrossingBridge
	Low Duration	Long/Short
	High Yield Fund	Credit Fund
February 28, 2019	$—	$95,009
February 29, 2020	$—	$305,052
February 28, 2021	$—	$325,317	(2)
September 30, 2021	$127,970	$190,706

(2)	$27,431 is eligible for recoupment with CrossingBridge. $297,886 is eligible for recoupment with CrossingBridge, previously acquired from Collins Capital, the Long/Short Fund’s previous Adviser.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2018

(5)	Distribution and Shareholder Servicing Plans

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of each Fund, which authorizes each Fund to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets of Class A shares for services to prospective Fund shareholders and distribution of Fund shares. The following table details the fees incurred pursuant to the 12b-1 Plan during the fiscal period ended September 30, 2018, as well as the fees owed as of September 30, 2018:

	Fees Owed	Fees Incurred
CrossingBridge Low Duration High Yield Fund	$0	$ 0
CrossingBridge Long/Short Credit Fund	$0	$685

The Trust adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) on behalf of each Fund which currently authorizes each Fund to pay up to 0.10% of each Fund’s average daily net assets attributable to Institutional Class shares to other financial institutions for shareholder servicing. The following table details the fees incurred for each Fund pursuant to the Shareholder Serving Plan during the fiscal period ended September 30, 2018, as well as the fees owed as of September 30, 2018.

Shareholder Servicing	Fees Owed	Fees Incurred
CrossingBridge Low Duration High Yield Fund	$11,811	$14,263
CrossingBridge Long/Short Credit Fund	$34,551	$56,372

(6)	Related Party Transactions

U.S. Bank Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “ Administrator”), acts as each Fund’s administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for each Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of each Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the transfer agent to each Fund and provides pricing services to each Fund. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees incurred for the fiscal period ended September 30, 2018, and owed as of September 30, 2018, are as follows:

Fund Administration	Fees Owed	Fees Incurred
CrossingBridge Low Duration High Yield Fund	$26,264	$60,095
CrossingBridge Long/Short Credit Fund	$29,819	$56,019

Pricing	Fees Owed	Fees Incurred
CrossingBridge Low Duration High Yield Fund	$3,406	$6,247
CrossingBridge Long/Short Credit Fund	$3,446	$6,461

Transfer Agency	Fees Owed	Fees Incurred
CrossingBridge Low Duration High Yield Fund	$12,184	$26,581
CrossingBridge Long/Short Credit Fund	$16,668	$30,330

Custody	Fees Owed	Fees Incurred
CrossingBridge Low Duration High Yield Fund	$5,283	$7,424
CrossingBridge Long/Short Credit Fund	$1,820	$6,608

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2018

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s shares. The Distributor is an affiliate of Fund Services and US Bank. Certain officers of each Fund are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of Fund Services. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the fiscal period ended September 30, 2018, and owed as of September 30, 2018, is as follows:

CCO	Fees Owed	Fees Incurred
CrossingBridge Low Duration High Yield Fund	$3,505	$7,505
CrossingBridge Long/Short Credit Fund	$3,515	$6,513

Each Fund also has a line of credit with US Bank (See footnote 10).

(7)	Capital Share Transactions

Transactions in shares of each Fund were as follows:

CrossingBridge Low Duration High Yield Fund
	Fiscal
	Period Ended
	September 30,
Institutional Class	2018(1)
Shares sold	5,265,832
Shares reinvested	18,537
Shares redeemed	(729,645)
Net Increase	4,554,724

(1) The Fund commenced operations on February 1, 2018.

CrossingBridge Long/Short Credit Fund(2)
	Fiscal
	Period Ended	Year Ended	Year Ended
	September 30,	February 28,	February 28,
Institutional Class	2018	2018	2017
Shares sold	1,661,730	7,511,984	7,510,152
Shares reinvested	25,619	76,607	49,795
Shares redeemed	(3,231,884)	(4,333,171)	(570,536)
Shares converted from Class A	115,312 (3)	—	—
Net Increase/(Decrease)	(1,429,223)	3,255,420	6,989,411

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2018

	Fiscal
	Period Ended		Year Ended	Year Ended
	September 30,		February 28,	February 28,
Class A	2018		2018	2017
Shares sold	2,137		18,855	20,223
Shares reinvested	351		3,867	3,436
Shares redeemed	(3,835)		(28,927)	(8,192)
Shares converted into
Institutional Class	(116,301	)(3)	—	—
Net Decrease	(117,648)		(6,205)	15,467

(2)	The Fund changed its fiscal year end to September 30, 2018.
(3)	The Class A shares were converted to Institutional Class shares effective as of the close of business on May 31, 2018.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and securities sold short for the CrossingBridge Long/Short Credit Fund and CrossingBridge Low Duration High Yield Fund for the fiscal period ended September 30, 2018, were as follows:

	Purchases	Sales
CrossingBridge Low Duration High Yield Fund	$39,056,695	$10,719,174
CrossingBridge Long/Short Credit Fund	$23,741,985	$22,366,989

There were no purchases or sales of U.S. government securities for either Fund.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of each fund, under Section 2(a)(9) of the 1940 Act.  At September 30, 2018, each entity held the following:

		Charles	National
		Schwab &	Financial
	Band &Co.	Co., Inc.	Services LLC
CrossingBridge Low
Duration High Yield Fund	N/A	30.44%	29.86%
CrossingBridge Long/Short Credit Fund	67.76%	N/A	N/A

(10)	Line of Credit

For current fiscal period, the CrossingBridge Long/Short Credit Fund had a line of credit in the amount of the lesser of $12,000,000, or 33.33% of the fair value of unencumbered assets. Effective August 10, 2018, the CrossingBridge Low Duration High Yield Fund had a line of credit in the amount of the lesser of $5,000,000 or 33.33% of the fair value of unencumbered assets. The line of credit for both Funds mature on August 9, 2019. These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank.  Interest will be accrued at the prime rate (5.25% as of September 30, 2018).  During the fiscal period ended September 30 2018, the Funds did not utilize the line of credit.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2018

(11)	Subsequent Event

On October 30, 2018, the CrossingBridge Low Duration High Yield Fund declared and paid a distribution of $111,283 to the Institutional Class shareholders of record on October 29, 2018.

On November 29, 2018, the CrossingBridge Low Duration High Yield Fund declared and paid a distribution of $182,945 to the Institutional Class shareholders of record on November 28, 2018.

(12)	Regulatory Updates

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.  The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date.  The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity.  The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.  Management is currently evaluating the impact, if any, of applying this provision.

CROSSINGBRIDGE FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders of CrossingBridge Funds and
Board of Trustees of Trust for Professional Managers

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and securities sold short, of CrossingBridge Funds comprising CrossingBridge Low Duration High Yield Fund and CrossingBridge Long/Short Credit Fund (“CrossingBridge Funds” or the “Funds”), each a series of Trust for Professional Managers,  as of September 30, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 1, 2018 (commencement of operations) through September 30, 2018, for CrossingBridge Low Duration High Yield Fund, and the related statements of operations for the periods ended September 30, 2018 and February 28, 2018, the statements of changes in net assets for the periods ended September 30, 2018 and February 28, 2018 and 2017, including the related notes, and the financial highlights for the periods ended September 30, 2018 and February 28, 2018, 2017, and 2016 for CrossingBridge Long/Short Credit Fund (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 29, 2018

CROSSINGBRIDGE FUNDS
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing each Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of each Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

CROSSINGBRIDGE FUNDS
Additional Information
(Unaudited)

Tax Information

For the fiscal period ended September 30, 2018, 0.00% of each Fund’s taxable ordinary income distributions were designated as short-term capital gain distributions under the Internal Revenue Code Section 871(k).

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, each Fund enters into contracts that provide general indemnifications to other parties.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-898-2780.

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years
Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	30	Professor,	Independent
615 E. Michigan St.		Term; Since		Department	Trustee, USA
Milwaukee, WI 53202		August 22,		of Accounting,	MUTUALS
Year of Birth: 1955		2001		Marquette	(an open-end
				University (2004–	investment
				present); Chair,	company with
				Department of	three portfolios).
Accounting,
Marquette
University
(2004–2017).

Gary A. Drska	Trustee	Indefinite	30	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
three portfolios).

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years
Jonas B. Siegel	Trustee	Indefinite	30	Retired (2011–	Independent
615 E. Michigan St.		Term; Since		present);	Trustee,
Milwaukee, WI 53202		October 23,		Managing	Gottex Trust
Year of Birth: 1943		2009		Director, Chief	(an open-end
				Administrative	investment
				Officer (“CAO”)	company)
				and Chief	(2010–2016);
				Compliance	Independent
				Officer (“CCO”),	Manager,
				Granite Capital	Ramius IDF
				International	fund complex
				Group, L.P.	(two closed-end
				(an investment	investment
				management	companies)
				firm) (1994–	(2010–2015);
				2011).	Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years
Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	30	President	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since		(2017–present);	Funds (an
Milwaukee, WI 53202	Trustee	August 22,		Chief	open-end
Year of Birth: 1962		2001		Operating	investment
				Officer	company)
				(2016–present);	(2003–2017);
				Executive Vice	Trustee, USA
				President, U.S.	MUTUALS
				Bancorp Fund	(an open-end
				Services, LLC	investment
				(1994–2017).	company)
(2001–2018).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Principal	January 24,		Fund Services,
Year of Birth: 1957	Executive	2013		LLC (2004–
	Officer			present).

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Treasurer	January 24,		Fund Services,
Year of Birth: 1974	and	2013		LLC (2002–
	Principal			present).
Financial
and
Accounting
Officer

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years
Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President, U.S.
Milwaukee, WI 53202	Officer,	July 1,		Bancorp Fund
Year of Birth: 1985	Vice	2017		Services, LLC
	President			(February 2017–
	and Anti-			present); Vice
	Money			President and
	Laundering			Assistant CCO,
	Officer			Heartland Advisors,
Inc. (December
2016–January
2017); Vice
President and CCO,
Heartland Group,
Inc. (May 2016–
November 2016);
Vice President,
CCO and Senior
Legal Counsel
(May 2016–
November 2016),
Assistant CCO
and Senior Legal
Counsel (January
2016–April 2016),
Senior Legal
and Compliance
Counsel
(2013–2015),
Heartland
Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp
Milwaukee, WI 53202		May 29,		Fund Services,
Year of Birth: 1981		2015		LLC (2012–
present).

Cullen O. Small	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		January 22,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years
Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Laura Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for each Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of each Fund to differ materially as compared to benchmarks associated with each Fund.

ADDITIONAL INFORMATION (Unaudited)

Each Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of each Fund’s proxy voting policies and procedures is available without charge, upon request, by calling each Fund toll free at 1-888-898-2780. A description of these policies and procedures is also included in each Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-888-898-2780, or by accessing the SEC’s website at http://www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. Each Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, each Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-898-2780 to request individual copies of these documents. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

CROSSINGBRIDGE FUNDS

Investment Adviser	CrossingBridge Advisors, LLC
427 Bedford Road
Suite 230
Pleasantville, New York 10570

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bank Global Fund Services
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

This report is intended for shareholders of each Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2018	FYE 2/28/2018 (1)
Audit Fees	$30,000	$16,500
Audit-Related Fees	0	0
Tax Fees	6,500	3.000
All Other Fees	0	0

(1)	The CrossingBridge Long/Short Credit Fund changed its fiscal year end to September 30, from February 28. The listed audit and tax fees only pertain to the CrossingBridge Long/Short Credit Fund.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2018	FYE 2/28/2018(2)
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(2)	The below amounts only pertain to the CrossingBridge Long/Short Credit Fund.

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2018	FYE 2/28/2018 (3)
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(3)	The below amounts only pertain to the CrossingBridge Long/Short Credit Fund.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    12/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    12/6/18

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date    12/6/18

* Print the name and title of each signing officer under his or her signature.